American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2022

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 43.8%
Aerospace and Defense — 0.2%
Boeing Co., 1.43%, 2/4/24	1,410,000	1,351,806
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,572,223
Airlines — 1.0%
American Airlines, Inc., 11.75%, 7/15/25(1)	2,040,000	2,192,652
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	955,231	920,271
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	973,000	916,089
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,155,274	1,151,117
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	2,620,000	2,636,912
		7,817,041
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	2,500,000	2,286,450
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	1,540,000	1,439,546
General Motors Financial Co., Inc., 1.20%, 10/15/24	2,000,000	1,852,862
General Motors Financial Co., Inc., 3.80%, 4/7/25	3,000,000	2,898,456
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25	1,600,000	1,610,441
Toyota Motor Credit Corp., 3.95%, 6/30/25	3,000,000	2,939,742
		13,027,497
Banks — 8.8%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25	1,306,000	1,312,717
Banco Santander SA, VRN, 1.72%, 9/14/27	1,400,000	1,197,571
Bank of America Corp., VRN, 3.38%, 4/2/26	985,000	941,547
Bank of America Corp., VRN, 1.32%, 6/19/26	1,425,000	1,284,471
Bank of America Corp., VRN, 1.73%, 7/22/27	417,000	365,853
Bank of America Corp., VRN, 4.95%, 7/22/28	1,125,000	1,100,587
Bank of America Corp., VRN, 6.20%, 11/10/28	1,214,000	1,255,602
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	973,000	822,833
Bank of Nova Scotia, 5.25%, 12/6/24	1,579,000	1,583,110
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	2,600,000	2,389,465
BPCE SA, 1.625%, 1/14/25(1)	1,500,000	1,397,167
BPCE SA, 4.50%, 3/15/25(1)	1,574,000	1,513,149
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	2,340,000	2,203,631
Citigroup, Inc., VRN, 2.01%, 1/25/26	2,106,000	1,953,378
Citigroup, Inc., VRN, 3.11%, 4/8/26	800,000	757,944
Citigroup, Inc., VRN, 5.61%, 9/29/26	775,000	779,130
Discover Bank, VRN, 4.68%, 8/9/28	3,830,000	3,676,826
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	2,265,000	2,185,793
Fifth Third Bancorp, VRN, 6.36%, 10/27/28	1,850,000	1,906,729
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	2,525,000	2,388,817
FNB Corp., 2.20%, 2/24/23	1,062,000	1,056,730
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	1,935,000	1,865,064
Intesa Sanpaolo SpA, 3.375%, 1/12/23(1)	1,015,000	1,014,510
JPMorgan Chase & Co., VRN, 5.55%, 12/15/25	915,000	915,714
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	715,000	622,724
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	787,434
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	781,000	677,158
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	1,955,000	1,914,765
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	1,805,000	1,816,412

National Australia Bank Ltd., 5.13%, 11/22/24	2,200,000	2,210,496
NatWest Group PLC, 4.80%, 4/5/26	1,000,000	979,143
NatWest Group PLC, VRN, 5.52%, 9/30/28	2,735,000	2,705,955
Nordea Bank Abp, 4.75%, 9/22/25(1)	1,870,000	1,860,145
Royal Bank of Canada, 4.24%, 8/3/27	2,630,000	2,566,203
Royal Bank of Canada, 6.00%, 11/1/27	1,080,000	1,127,800
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)	1,160,000	1,121,918
Societe Generale SA, 4.35%, 6/13/25(1)	1,040,000	1,017,000
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	2,200,000	2,024,973
Toronto-Dominion Bank, 4.11%, 6/8/27	1,790,000	1,733,190
U.S. Bancorp, VRN, 5.73%, 10/21/26	2,185,000	2,227,825
UniCredit SpA, 7.83%, 12/4/23(1)	2,660,000	2,688,153
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	2,545,000	2,256,057
		66,205,689
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	1,363,000	1,307,483
Biotechnology — 0.2%
CSL Finance PLC, 3.85%, 4/27/27(1)	1,667,000	1,597,306
Capital Markets — 3.5%
Bank of New York Mellon Corp., VRN, 5.22%, 11/21/25	2,185,000	2,192,363
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	2,470,000	2,558,546
Deutsche Bank AG, 5.37%, 9/9/27	1,235,000	1,239,872
Deutsche Bank AG, VRN, 4.30%, 5/24/28	3,199,000	3,009,989
FS KKR Capital Corp., 4.25%, 2/14/25(1)	1,406,000	1,319,015
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,257,000	1,203,655
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,472,000	1,289,015
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	1,455,000	1,297,584
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,976,000	1,679,977
Morgan Stanley, VRN, 0.79%, 5/30/25	875,000	813,945
Morgan Stanley, VRN, 1.16%, 10/21/25	1,560,000	1,437,039
Morgan Stanley, VRN, 2.63%, 2/18/26	1,132,000	1,063,833
Morgan Stanley, VRN, 6.14%, 10/16/26	3,570,000	3,650,035
Owl Rock Capital Corp., 3.40%, 7/15/26	1,380,000	1,206,578
Owl Rock Core Income Corp., 3.125%, 9/23/26	438,000	373,309
State Street Corp., VRN, 5.75%, 11/4/26	723,000	740,880
UBS Group AG, VRN, 1.49%, 8/10/27(1)	1,404,000	1,209,668
		26,285,303
Chemicals — 0.2%
Celanese US Holdings LLC, 5.90%, 7/5/24	1,600,000	1,600,434
Consumer Finance — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	610,000	563,074
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,374,000	1,393,545
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	1,950,000	1,707,689
American Express Co., 3.95%, 8/1/25	3,123,000	3,062,497
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,774,000	1,684,732
Navient Corp., 6.125%, 3/25/24	1,725,000	1,692,655
OneMain Finance Corp., 8.25%, 10/1/23	2,195,000	2,215,771
		12,319,963
Containers and Packaging — 1.1%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,620,989
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	2,750,000	2,642,613
Sealed Air Corp., 1.57%, 10/15/26(1)	3,500,000	3,026,768
		8,290,370
Diversified Financial Services — 0.5%
Antares Holdings LP, 6.00%, 8/15/23(1)	1,840,000	1,814,310

Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,039,328
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,228,357
		4,081,995
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,800,409
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	1,500,000	1,471,767
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	3,460,000	2,929,705
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	1,072,000	894,316
Telecom Italia SpA, 5.30%, 5/30/24(1)	2,828,000	2,685,186
		9,781,383
Electric Utilities — 2.4%
American Electric Power Co., Inc., 2.03%, 3/15/24	2,000,000	1,929,303
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	2,600,000	2,028,731
Duke Energy Corp., VRN, 3.25%, 1/15/82	1,580,000	1,155,650
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	2,032,690	1,742,432
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,417,460
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	2,000,000	1,974,157
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	2,720,000	2,688,921
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,596,390
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,449,213
		17,982,257
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	1,950,000	1,864,147
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	1,838,000	1,657,790
		3,521,937
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp., 3.65%, 3/15/27	780,000	729,667
EPR Properties, 4.75%, 12/15/26	1,060,000	953,818
Equinix, Inc., 2.90%, 11/18/26	3,135,000	2,869,673
Federal Realty Investment Trust, 2.75%, 6/1/23	2,250,000	2,225,308
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	2,740,000	2,692,590
iStar, Inc., 4.75%, 10/1/24	340,000	338,031
iStar, Inc., 4.25%, 8/1/25	1,870,000	1,835,675
Sabra Health Care LP, 5.125%, 8/15/26	1,100,000	1,047,945
SITE Centers Corp., 3.625%, 2/1/25	1,500,000	1,416,927
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,838,267
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,833,380
Welltower, Inc., 4.25%, 4/15/28	2,020,000	1,896,782
		20,678,063
Food Products — 0.2%
General Mills, Inc., 5.24%, 11/18/25	1,426,000	1,430,055
Gas Utilities — 0.3%
Southwest Gas Corp., 5.80%, 12/1/27	2,160,000	2,191,324
Health Care Equipment and Supplies — 0.5%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	3,600,000	3,615,603
Health Care Providers and Services — 0.2%
HCA, Inc., 3.125%, 3/15/27(1)	1,395,000	1,270,342
Hotels, Restaurants and Leisure — 0.3%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,875,333
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	3,014,000	3,004,681
Insurance — 1.1%
Athene Global Funding, 2.51%, 3/8/24(1)	2,600,000	2,492,401
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,883,290
Jackson National Life Global Funding, 1.75%, 1/12/25(1)	712,000	661,345

Met Tower Global Funding, 1.25%, 9/14/26(1)	885,000	771,575
SBL Holdings, Inc., 5.125%, 11/13/26(1)	769,000	674,785
SBL Holdings, Inc., VRN, 6.50%(1)(2)	1,935,000	1,499,625
		7,983,021
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc., 4.70%, 11/29/24	1,435,000	1,437,083
Amazon.com, Inc., 4.60%, 12/1/25	1,435,000	1,433,079
Amazon.com, Inc., 4.55%, 12/1/27	1,075,000	1,073,386
		3,943,548
IT Services — 1.0%
Fidelity National Information Services, Inc., 4.70%, 7/15/27	2,500,000	2,443,092
Global Payments, Inc., 3.75%, 6/1/23	890,000	884,478
Global Payments, Inc., 4.45%, 6/1/28	1,955,000	1,822,680
International Business Machines Corp., 3.30%, 5/15/26	2,185,000	2,081,681
		7,231,931
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	750,000	693,373
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,618,326
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	2,207,000	2,142,853
John Deere Capital Corp., 3.40%, 6/6/25	2,340,000	2,272,249
		4,415,102
Media — 2.3%
AMC Networks, Inc., 4.75%, 8/1/25	1,550,000	1,180,713
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	1,200,000	1,129,998
Cox Communications, Inc., 3.15%, 8/15/24(1)	2,075,000	1,998,195
DISH DBS Corp., 7.75%, 7/1/26	1,500,000	1,212,675
DISH DBS Corp., 5.25%, 12/1/26(1)	2,635,000	2,224,493
iHeartCommunications, Inc., 8.375%, 5/1/27	1,365,000	1,163,645
Paramount Global, VRN, 6.25%, 2/28/57	2,095,000	1,692,327
Paramount Global, VRN, 6.375%, 3/30/62	1,735,000	1,420,929
Univision Communications, Inc., 1.65%, 9/1/26	2,333,000	2,002,658
WPP Finance 2010, 3.75%, 9/19/24	3,425,000	3,318,923
		17,344,556
Metals and Mining — 0.9%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	700,000	685,825
GUSAP III LP, 4.25%, 1/21/30(1)	1,500,000	1,389,905
Novelis Corp., 3.25%, 11/15/26(1)	1,000,000	897,755
Nucor Corp., 3.95%, 5/23/25	984,000	963,621
Steel Dynamics, Inc., 2.80%, 12/15/24	3,000,000	2,851,879
		6,788,985
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	3,459,000	3,255,924
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,072,000	867,066
		4,122,990
Multiline Retail — 0.1%
Nordstrom, Inc., 2.30%, 4/8/24	1,000,000	938,815
Multi-Utilities — 0.6%
Ameren Corp., 1.75%, 3/15/28	1,500,000	1,269,379
DTE Energy Co., 4.22%, 11/1/24	1,556,000	1,530,587
Sempra Energy, VRN, 4.125%, 4/1/52	2,560,000	1,994,866
		4,794,832
Oil, Gas and Consumable Fuels — 2.6%
Ecopetrol SA, 5.875%, 9/18/23	1,900,000	1,891,900

Enbridge, Inc., VRN, 4.78%, (SOFR plus 0.63%), 2/16/24	2,000,000	1,989,880
Energy Transfer LP, 4.25%, 4/1/24	1,500,000	1,473,736
Enterprise Products Operating LLC, 3.70%, 2/15/26	3,000,000	2,894,853
EQT Corp., 5.68%, 10/1/25	2,000,000	1,993,009
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	689,060
Hess Corp., 3.50%, 7/15/24	2,200,000	2,137,237
HF Sinclair Corp., 2.625%, 10/1/23	1,750,000	1,714,150
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	1,315,000	1,293,686
Petroleos Mexicanos, 3.50%, 1/30/23	2,100,000	2,094,183
Petroleos Mexicanos, 6.70%, 2/16/32	1,200,000	944,642
		19,116,336
Pharmaceuticals — 0.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	1,700,000	1,747,575
Road and Rail — 0.9%
DAE Funding LLC, 1.55%, 8/1/24(1)	875,000	813,670
DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,789,479
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	2,000,000	1,979,324
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,082,026
		6,664,499
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom, Inc., 4.15%, 11/15/30	2,115,000	1,900,535
Software — 0.3%
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,860,000	1,825,218
Gen Digital, Inc., 7.125%, 9/30/30(1)	795,000	782,161
		2,607,379
Technology Hardware, Storage and Peripherals — 0.3%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,470,000	1,990,365
Thrifts and Mortgage Finance — 0.4%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,690,000	1,515,490
Nationwide Building Society, 4.85%, 7/27/27(1)	1,594,000	1,556,038
		3,071,528
Trading Companies and Distributors — 0.7%
Air Lease Corp., 2.75%, 1/15/23	3,565,000	3,560,853
Air Lease Corp., 2.875%, 1/15/26	852,000	789,253
Aircastle Ltd., 5.25%, 8/11/25(1)	766,000	737,425
		5,087,531
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	2,000,000	1,751,835
Wireless Telecommunication Services — 1.4%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	429,000	409,097
Kenbourne Invest SA, 4.70%, 1/22/28(1)	369,000	288,281
Sprint LLC, 7.875%, 9/15/23	2,500,000	2,540,465
Sprint LLC, 7.125%, 6/15/24	3,605,000	3,683,373
Sprint LLC, 7.625%, 2/15/25	3,780,000	3,910,538
		10,831,754
TOTAL CORPORATE BONDS (Cost $344,342,866)		328,452,904
U.S. TREASURY SECURITIES — 23.5%
U.S. Treasury Notes, 0.25%, 4/15/23	200,000	197,675
U.S. Treasury Notes, 0.375%, 10/31/23	11,000,000	10,608,121
U.S. Treasury Notes, 0.125%, 12/15/23	500,000	478,987
U.S. Treasury Notes, 3.00%, 6/30/24	5,000,000	4,880,859
U.S. Treasury Notes, 4.375%, 10/31/24	5,200,000	5,185,578
U.S. Treasury Notes, 4.50%, 11/30/24	51,000,000	51,005,977
U.S. Treasury Notes, 1.00%, 12/15/24	10,500,000	9,828,984

U.S. Treasury Notes, 1.75%, 12/31/24		9,000,000	8,544,375
U.S. Treasury Notes, 4.25%, 12/31/24(3)		9,000,000	8,969,414
U.S. Treasury Notes, 1.125%, 1/15/25(4)		25,000,000	23,399,414
U.S. Treasury Notes, 1.50%, 2/15/25		5,000,000	4,707,031
U.S. Treasury Notes, 1.75%, 3/15/25		8,000,000	7,560,625
U.S. Treasury Notes, 2.875%, 6/15/25		5,000,000	4,833,203
U.S. Treasury Notes, 3.125%, 8/15/25		5,000,000	4,855,078
U.S. Treasury Notes, 4.50%, 11/15/25		16,000,000	16,098,750
U.S. Treasury Notes, 3.875%, 11/30/27		5,000,000	4,973,438
U.S. Treasury Notes, 3.875%, 11/30/29		5,800,000	5,762,391
U.S. Treasury Notes, 4.125%, 11/15/32		4,300,000	4,389,024
TOTAL U.S. TREASURY SECURITIES (Cost $179,717,296)			176,278,924
ASSET-BACKED SECURITIES — 8.0%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,513,514	1,107,062
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(1)		2,154,240	2,123,508
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, SEQ, 2.97%, 3/20/24(1)		387,500	386,220
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,642,519	1,241,243
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, SEQ, 2.49%, 12/16/41(1)		1,247,628	1,137,851
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		1,289,979	1,206,569
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		678,489	593,700
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		2,135,689	1,797,885
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		1,917,782	1,552,908
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,788,613
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,250,909
Cologix Data Centers US Issuer LLC, Series 2022-LTV1, Class A2, SEQ, 3.30%, 12/26/51(1)		2,950,000	2,584,484
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		2,875,000	2,266,814
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		375,114	342,046
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		1,269,000	1,210,873
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,698,600	1,533,651
Falcon Aerospace Ltd., Series 2019-1, Class A, SEQ, 3.60%, 9/15/39(1)		1,335,268	1,083,628
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		1,500,000	1,324,559
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		3,300,000	2,759,528
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		1,000,000	842,980
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		3,025,000	2,643,920
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		469,640	389,682
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,682,767	1,383,558
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,570,803	1,976,154
MAPS Ltd., Series 2018-1A, Class A, SEQ, 4.21%, 5/15/43(1)		774,644	692,515
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		1,471,657	1,223,927
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		1,426,649	1,324,159
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		2,646,461	2,108,796
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)		1,250,000	1,160,464
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		1,500,000	1,273,880
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)		400,000	337,633
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)		2,335,000	2,233,028
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)		193,781	181,819
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		127,173	119,019
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		1,585,850	1,293,028
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		3,752,423	3,663,525
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		1,361,658	1,163,719
Start Ltd., Series 2018-1, Class A, SEQ, 4.09%, 5/15/43(1)		2,645,007	2,118,842
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		2,529,008	2,253,049
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)		619,000	546,677
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		735,633	699,724

VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,201,291
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	23,549	22,759
Wingstop Funding LLC, Series 2020-1A, Class A2, SEQ, 2.84%, 12/5/50(1)	868,230	737,211
TOTAL ASSET-BACKED SECURITIES (Cost $68,560,474)		59,883,410
COLLATERALIZED LOAN OBLIGATIONS — 8.0%
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 6.57%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,445,263
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 7.96%, (3-month LIBOR plus 3.60%), 7/25/29(1)	3,000,000	2,822,330
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 5.90%, (1-month SOFR plus 1.56%), 9/15/34(1)	2,803,000	2,762,288
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 6.27%, (3-month LIBOR plus 1.95%), 7/22/30(1)	1,600,000	1,515,372
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,550,000	1,457,805
BDS Ltd., Series 2020-FL6, Class E, VRN, 7.17%, (30-day average SOFR plus 3.36%), 9/15/35(1)	1,425,000	1,358,448
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.85%, (3-month LIBOR plus 2.20%), 8/14/30(1)	1,050,000	1,006,401
CBAM Ltd., Series 2017-1A, Class B, VRN, 6.04%, (3-month LIBOR plus 1.80%), 7/20/30(1)	650,000	627,673
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 7.89%, (3-month LIBOR plus 3.65%), 7/20/30(1)	1,750,000	1,577,722
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 5.93%, (3-month LIBOR plus 1.85%), 11/16/30(1)	1,100,000	1,046,509
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 5.83%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,871,065
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/28(1)	1,775,000	1,680,853
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.47%, (3-month LIBOR plus 1.70%), 9/15/29(1)	2,750,000	2,699,064
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(1)	2,300,000	2,214,239
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 6.96%, (3-month LIBOR plus 2.95%), 1/14/28(1)	1,000,000	976,589
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 8.67%, (3-month LIBOR plus 4.35%), 1/22/28(1)	2,500,000	2,254,954
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 6.31%, (3-month LIBOR plus 1.70%), 11/15/31	975,000	958,036
Marathon CLO V Ltd., Series 2013-5A, Class A1R, VRN, 5.55%, (3-month LIBOR plus 0.87%), 11/21/27(1)	531,215	530,374
MF1 Ltd., Series 2018-2A, Class D, VRN, 8.55%, (1-month SOFR plus 4.21%), 11/15/35(1)	2,395,000	2,344,450
Nassau Ltd., Series 2019-IA, Class BR, VRN, 5.11%, (3-month LIBOR plus 2.60%), 4/15/31(1)	1,500,000	1,410,924
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 6.43%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,634,520
Palmer Square Loan Funding Ltd., Series 2020-1A, Class D, VRN, 9.53%, (3-month LIBOR plus 4.85%), 2/20/28(1)	2,500,000	2,396,882
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2, VRN, 6.03%, (3-month SOFR plus 2.65%), 1/15/31(1)	1,500,000	1,483,900
PFP Ltd., Series 2021-8, Class D, VRN, 6.48%, (1-month LIBOR plus 2.15%), 8/9/37(1)	900,000	839,295
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 6.64%, (1-month LIBOR plus 2.25%), 4/25/38(1)	1,000,000	958,689
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.43%, (3-month LIBOR plus 1.19%), 10/20/30(1)	1,900,000	1,874,826
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 6.59%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	667,724
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.62%, (1-month SOFR plus 2.30%), 6/17/37(1)	2,099,000	2,053,119
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, VRN, 6.57%, (3-month LIBOR plus 2.25%), 10/23/31(1)	2,000,000	1,845,723
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 5.88%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,794,902
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 6.14%, (3-month LIBOR plus 1.90%), 12/28/29(1)	1,775,000	1,673,674
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 6.11%, (3-month LIBOR plus 2.10%), 7/14/26(1)	2,725,000	2,683,927
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 7.37%, (3-month LIBOR plus 3.04%), 4/26/28(1)	2,100,000	2,024,841
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 6.64%, (3-month LIBOR plus 2.40%), 9/15/30(1)	3,450,000	3,291,137
Wellfleet CLO Ltd., Series 2022-1A, Class B1, VRN, 6.21%, (3-month SOFR plus 2.35%), 4/15/34(1)	1,100,000	1,048,256
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $62,002,497)		59,831,774
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
Private Sponsor Collateralized Mortgage Obligations — 6.9%
Angel Oak Mortgage Trust, Series 2019-4, Class A3, SEQ, VRN, 3.30%, 7/26/49(1)	26,683	26,516
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	1,145,127	1,085,246
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,532,619

Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	1,180,063	1,094,361
Angel Oak Mortgage Trust LLC, Series 2019-1, Class B1, SEQ, VRN, 5.40%, 11/25/48(1)	2,300,000	2,129,617
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.53%, 1/25/49(1)	632,000	544,012
Arroyo Mortgage Trust, Series 2019-3, Class M1, VRN, 4.20%, 10/25/48(1)	4,390,000	3,462,707
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,026,955
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, SEQ, VRN, 3.59%, 6/25/34	11,335	10,784
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 6.80%, (1-year H15T1Y plus 2.25%), 2/25/36	5,385	5,164
Bellemeade Re Ltd., Series 2017-1, Class B1, SEQ, VRN, 9.14%, (1-month LIBOR plus 4.75%), 10/25/27(1)	1,500,000	1,501,435
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 7.74%, (1-month LIBOR plus 3.35%), 10/25/27(1)	207,971	207,997
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.29%, (1-month LIBOR plus 2.90%), 4/25/28(1)	2,072,900	2,069,246
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 6.24%, (1-month LIBOR plus 1.85%), 10/25/28(1)	555,445	555,045
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.34%, (1-month LIBOR plus 1.95%), 7/25/29(1)	2,350,000	2,329,808
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 7.99%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,883,869	1,883,159
BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, VRN, 2.29%, 3/25/60(1)	887,000	724,969
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.09%, 8/25/34	25,300	24,238
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	3,008,500	2,301,642
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	2,475,168	1,734,038
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class M1, VRN, 3.26%, 10/25/66(1)	2,500,000	1,523,820
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	2,322,175	1,696,738
Flagstar Mortgage Trust, Series 2020-1INV, Class B4, VRN, 4.22%, 3/25/50(1)	2,134,118	1,677,277
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,245,292
Home RE Ltd., Series 2020-1, Class B1, VRN, 11.39%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,272,127
Home RE Ltd., Series 2022-1, Class M1A, VRN, 6.78%, (30-day average SOFR plus 2.85%), 10/25/34(1)	750,000	742,876
Homeward Opportunities Fund I Trust, Series 2020-2, Class B3, VRN, 5.49%, 5/25/65(1)	2,150,000	1,804,518
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	1,000,000	614,324
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 7.58%, (30-day average SOFR plus 3.65%), 3/25/51(1)	596,987	502,017
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 4.98%, 10/25/49(1)	1,865,882	1,568,207
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.05%, 2/25/35	10,451	9,782
MFA Trust, Series 2020-NQM1, Class A3, SEQ, VRN, 2.30%, 8/25/49(1)	206,422	190,792
Radnor RE Ltd., Series 2019-1, Class M1B, VRN, 6.34%, (1-month LIBOR plus 1.95%), 2/25/29(1)	1,947,512	1,926,107
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 5.63%, (30-day average SOFR plus 1.70%), 12/27/33(1)	1,500,000	1,468,451
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 5.78%, (30-day average SOFR plus 1.85%), 11/25/31(1)	675,601	660,101
Radnor RE Ltd., Series 2021-2, Class M1B, VRN, 7.63%, (30-day average SOFR plus 3.70%), 11/25/31(1)	1,500,000	1,420,150
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,507,034
Traingle Re Ltd., Series 2020-1, Class M2, VRN, 9.99%, (1-month LIBOR plus 5.60%), 10/25/30(1)	410,996	411,892
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 7.79%, (1-month LIBOR plus 3.40%), 8/25/33(1)	399,456	399,479
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 8.29%, (1-month LIBOR plus 3.90%), 8/25/33(1)	850,000	847,936
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 6.44%, (1-month LIBOR plus 2.05%), 10/25/33(1)	106,243	106,123
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 5.83%, (30-day average SOFR plus 1.90%), 2/25/34(1)	2,097,292	2,088,531
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 2.32%, 5/25/65(1)	296,941	270,451
Verus Securitization Trust, Series 2020-INV1, Class M1, SEQ, VRN, 5.50%, 3/25/60(1)	1,450,000	1,346,223
Verus Securitization Trust, Series 2021-R1, Class M1, SEQ, 2.34%, 10/25/63(1)	1,025,000	814,739
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	607,073	528,708
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	1,000,000	885,798
		51,779,051
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2017-HRP1, Class M2, VRN, 6.84%, (1-month LIBOR plus 2.45%), 12/25/42	856,754	848,498
FHLMC, Series 2019-CS03, Class M1, VRN, 4.39%, 10/25/32(1)	907,833	905,327
FHLMC, Series 2021-DNA2, Class M1, VRN, 4.73%, (30-day average SOFR plus 0.80%), 8/25/33(1)	253,172	252,425
FHLMC, Series 2022-DNA3, Class M1A, VRN, 5.93%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,379,126	1,372,875
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.88%, (30-day average SOFR plus 2.95%), 6/25/42(1)	1,551,783	1,570,757
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.08%, (30-day average SOFR plus 2.15%), 9/25/42(1)	837,947	838,784
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,607,191	306,527

FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,228,963	231,041
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,582,389	237,500
		6,563,734
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,000,692)		58,342,785
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.48%, (1-month LIBOR plus 2.16%), 11/15/34(1)	1,683,000	1,454,037
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.17%, (1-month LIBOR plus 2.85%), 11/15/34(1)	1,581,000	1,309,616
BXHPP Trust, Series 2021-FILM, Class D, VRN, 5.82%, (1-month LIBOR plus 1.50%), 8/15/36(1)	1,700,000	1,513,475
BXHPP Trust, Series 2021-FILM, Class E, VRN, 6.32%, (1-month LIBOR plus 2.00%), 8/15/36(1)	1,400,000	1,215,032
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 6.47%, (1-month LIBOR plus 2.15%), 5/15/36(1)	2,504,000	2,425,313
Great Wolf Trust, Series 2020-1INV, Class C, VRN, 5.95%, (1-month LIBOR plus 1.63%), 12/15/36(1)	1,615,000	1,544,724
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,738,374
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.72%, (1-month LIBOR plus 1.40%), 3/15/38(1)	3,061,952	2,907,131
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 6.67%, (1-month LIBOR plus 2.35%), 3/15/38(1)	1,445,949	1,368,324
Med Trust, Series 2021-MDLN, Class F, VRN, 8.32%, (1-month LIBOR plus 4.00%), 11/15/38(1)	1,994,100	1,843,424
MHP Trust, Series 2022-MHIL, Class D, VRN, 5.95%, (1-month SOFR plus 1.61%), 1/15/27(1)	3,102,506	2,893,702
One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 2/10/32(1)	2,018,137	1,797,880
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 5.82%, (1-month LIBOR plus 1.50%), 1/15/36(1)	1,512,000	1,398,534
SMRT, Series 2022-MINI, Class F, VRN, 7.69%, (1-month SOFR plus 3.35%), 1/15/39(1)	3,254,000	2,976,236
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,105,532)		26,385,802
BANK LOAN OBLIGATIONS(5) — 1.8%
Food and Staples Retailing — 0.2%
United Natural Foods, Inc., Term Loan B, 7.69%, (1-month SOFR plus 3.25%), 10/22/25	1,258,844	1,257,516
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 2021 Term Loan B5, 6.63%, (1-month LIBOR plus 2.25%), 11/8/27	2,551,434	2,543,461
Medline Borrower LP, USD Term Loan B, 7.63%, (1-month LIBOR plus 3.25%), 10/23/28	1,985,000	1,889,928
		4,433,389
Health Care Providers and Services — 0.3%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(6)	2,262,000	2,239,131
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.19%, (1-month LIBOR plus 1.75%), 3/15/28	990,360	990,628
Jazz Financing Lux S.a.r.l., USD Term Loan, 7.88%, (1-month LIBOR plus 3.50%), 5/5/28	2,936,265	2,914,933
		3,905,561
Technology Hardware, Storage and Peripherals — 0.2%
McAfee, LLC, 2022 USD Term Loan B, 7.97%, (1-month SOFR plus 3.75%), 3/1/29	2,089,500	1,950,695
TOTAL BANK LOAN OBLIGATIONS (Cost $14,025,481)		13,786,292
PREFERRED STOCKS — 1.3%
Banks — 0.6%
Barclays PLC, 4.375%	851,000	651,015
JPMorgan Chase & Co., 4.60%	2,265,000	2,001,694
PNC Financial Services Group, Inc., 3.40%	2,199,000	1,748,205
		4,400,914
Capital Markets — 0.3%
Bank of New York Mellon Corp., 3.75%	2,895,000	2,339,035
Insurance — 0.1%
Allianz SE, 3.20%(1)	1,360,000	1,014,234
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	600,000	574,500
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	2,163,000	1,676,325
TOTAL PREFERRED STOCKS (Cost $12,141,171)		10,005,008

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Mexico — 0.1%
Mexico Government International Bond, 4.875%, 5/19/33	1,000,000	919,942
Oman — 0.2%
Oman Government International Bond, 4.125%, 1/17/23	1,250,000	1,248,902
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,400,000	1,382,142
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,635,900)		3,550,986
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	80,196	80,196
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.375% - 0.50%, 9/15/24 - 5/31/27, valued at $3,774,120), in a joint trading account at 4.20%, dated 12/30/22, due 1/3/23 (Delivery value $3,705,936)		3,704,207
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 11/15/31, valued at $23,213,239), at 4.26%, dated 12/30/22, due 1/3/23 (Delivery value $22,768,772)		22,758,000
		26,462,207
TOTAL SHORT-TERM INVESTMENTS (Cost $26,542,403)		26,542,403
TOTAL INVESTMENT SECURITIES—101.7% (Cost $805,074,312)		763,060,288
OTHER ASSETS AND LIABILITIES — (1.7)%		(12,876,846)
TOTAL NET ASSETS — 100.0%		$750,183,442

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,089,960	CAD	4,201,008	Morgan Stanley	3/15/23	$(14,443)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	194	March 2023	$39,785,156	$(118,626)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	124	March 2023	$14,666,875	$276,601
U.S. Treasury 5-Year Notes	258	March 2023	27,845,859	162,356
U.S. Treasury Long Bonds	73	March 2023	9,150,094	184,563
U.S. Treasury Ultra Bonds	12	March 2023	1,611,750	48,251
			$53,274,578	$671,771
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$14,201,550	$(13,939)	$(303,227)	$(317,166)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$14,620,000	61,710	(171,467)	(109,757)
					$47,771	$(474,694)	$(426,923)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
CDX	–	Credit Derivatives Indexes
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $315,531,869, which represented 42.1% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,058,773.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$328,452,904	—
U.S. Treasury Securities	—	176,278,924	—
Asset-Backed Securities	—	59,883,410	—
Collateralized Loan Obligations	—	59,831,774	—
Collateralized Mortgage Obligations	—	58,342,785	—
Commercial Mortgage-Backed Securities	—	26,385,802	—
Bank Loan Obligations	—	13,786,292	—
Preferred Stocks	—	10,005,008	—
Sovereign Governments and Agencies	—	3,550,986	—
Short-Term Investments	$80,196	26,462,207	—
	$80,196	$762,980,092	—
Other Financial Instruments
Futures Contracts	$671,771	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$118,626	—	—
Swap Agreements	—	$426,923	—
Forward Foreign Currency Exchange Contracts	—	14,443	—
	$118,626	$441,366	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.